Restricted Share Units - Schedule of Changes in RSUs (Details) - Restricted Share Units [Member]	12 Months Ended
	Oct. 31, 2025 $ / shares shares		Oct. 31, 2025 $ / shares shares		Oct. 31, 2024 $ / shares shares	Oct. 31, 2024 $ / shares shares
Schedule of Changes in RSUs [Line Items]
Number of RSUs, Beginning balance	6,608		6,608		55	55
Weighted average issue price, Beginning balance | (per share)	$ 72		$ 102		$ 3,842.4	$ 5,542
Number of RSUs, Granted	17,570	[1]	17,570	[1]	14,786	14,786
Weighted average issue price, Granted | (per share)	$ 45.68	[1]	$ 64.75	[1]	$ 54.44	$ 74.4
Number of RSUs, Exercised	(22,272)		(22,272)		(8,233)	(8,233)
Weighted average issue price, Exercised | (per share)	$ 49.32		$ 69.24		$ 66	$ 88.8
Number of RSUs, Ending Balance	1,906		1,906		6,608	6,608
Weighted average issue price, Ending Balance | (per share)	$ 101.68		$ 120.86		$ 72	$ 102

[1]	During the year ended October 31, 2025, the Company issued 17,570 RSU’s to consultants, directors and officers. The RSU’s vested with a fair value of $802,626 (2024-$804,962).